Financial Instruments - Summary of Sensitivity Analysis of Fair Value Measurement To Changes In Unobservable Inputs, Liabilities (Detail) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
USD
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Other comprehensive income	$ 14,122	$ 14,019
Earnings before income taxes	(9,293)	(9,633)
AUD
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Other comprehensive income	582	908
Earnings before income taxes	0
BRL
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Other comprehensive income	349	221
Earnings before income taxes	$ 0